Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, presented below is the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, see the section of this proxy statement on “Compensation Discussion and Analysis.”

PAY VS. PERFORMANCE TABLE FOR 2020-2024

(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for First PEO	Summary Compensation Table Total for Second PEO	Compensation Actually Paid to First PEO(1)(2)(3)	Compensation Actually Paid to Second PEO(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3)	Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)	Net Income	Return on Average Tangible Common Equity(5)

2024	3,117,215	-	3,480,865	-	1,144,891	1,284,568	121.86	130.90	200,716,000	14.95%
2023	2,838,638	-	2,290,144	-	1,137,097	909,251	108.83	113.43	221,435,000	18.48%
2022	2,912,636	-	3,605,442	-	1,198,947	1,480,390	133.47	111.85	235,425,000	18.85%
2021	2,635,810	-	2,878,889	-	1,049,796	1,062,332	107.62	119.77	212,521,000	15.93%
2020	2,287,691	925,898	2,343,646	327,398	862,156	873,272	94.75	91.61	177,159,000	14.25%

(1)
Amounts represent compensation actually paid to each of our PEOs and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules. Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table above for the applicable fiscal year, adjusted as follows:

	2024	2023	2022	2021	2020

Summary Compensation Table Amount for PEO David A. Brager	$3,117,215	$2,838,638	$2,912,636	$2,635,810	$2,287,691

(-) Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	(1,237,496)	(1,200,005)	(959,469)	(863,835)	(934,725)

(+) Fair Value of Equity Awards Granted during the Year that Remain Unvested as of Year-End	1,395,932	1,001,989	1,099,525	927,053	1,004,250

(+) Fair Value of Equity Awards Granted during the Year that Vested during the Year	-	-	-	-	-

(+ or -) Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End	199,473	(249,059)	415,408	81,016	(22,880)

(+ or -) Change in Fair Value of Awards Granted in Prior Years that Vested during the Year	(112,931)	(205,097)	42,851	33,181	(35,915)

(-) Prior Year-End Fair Value of Awards that were Forfeited during the Year	-	-	-	-	-

(+) Dividends Paid or Accrued on Unvested Awards during the Year(2)	118,672	103,677	94,492	65,664	45,225

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table(3)	-	-	-	-	-

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans(3)	-	-	-	-	-

Compensation Actually Paid for PEO	$3,480,865	$2,290,144	$3,605,442	$2,878,889	$2,343,646

	2024	2023	2022	2021	2020

Summary Compensation Table Amount for PEO Christopher D. Myers	-	-	-	-	$925,898

(-) Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	-	-	-	-	$0.00

(+) Fair Value of Equity Awards Granted during the Year that Remain Unvested as of Year-End	-	-	-	-	-

(+) Fair Value of Equity Awards Granted during the Year that Vested during the Year	-	-	-	-	-

(+ or -) Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End	-	-	-	-	-

(+ or -) Change in Fair Value of Awards Granted in Prior Years that Vested during the Year	-	-	-	-	(598,500)

(-) Prior Year-End Fair Value of Awards that were Forfeited during the Year	-	-	-	-	-

(+) Dividends Paid or Accrued on Unvested Awards during the Year(2)	-	-	-	-	-

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table(3)	-	-	-	-	-

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans(3)	-	-	-	-	-

Compensation Actually Paid for PEO	-	-	-	-	$327,398

	2024	2023	2022	2021	2020

Average Summary Compensation Table Amount for NEOs	$1,144,891	$1,137,097	$1,198,947	$1,049,796	$862,156

(-) Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	(447,501)	(427,503)	(418,504)	(365,789)	(419,719)

(+) Fair Value of Equity Awards Granted during the Year that Remain Unvested as of Year-End	504,794	356,959	479,594	296,015	450,938

(+) Fair Value of Equity Awards Granted during the Year that Vested during the Year	-	-	-	-	-

(+ or -) Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End	82,928	(112,304)	161,156	28,937	(14,638)

(+ or -) Change in Fair Value of Awards Granted in Prior Years that Vested during the Year	(46,574)	(87,142)	20,273	27,867	(24,882)

(-) Prior Year-End Fair Value of Awards that were Forfeited during the Year	-

(+) Dividends Paid or Accrued on Unvested Awards during the Year(2)	46,030	42,143	38,924	25,507	19,418

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table(3)	-	-	-	-	-

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans(3)	-	-	-	-	-

Average Compensation Actually Paid for NEOs	$1,284,568	$909,251	$1,480,390	$1,062,332	$873,272

	2024	2023	2022	2021	2020

NEOs included in Average Summary Compensation and Average Compensation Actually Paid	E. Allen Nicholson, David F. Farnsworth, David C. Harvey, Richard H. Wohl	E. Allen Nicholson, David F. Farnsworth, David C. Harvey, Richard H. Wohl	E. Allen Nicholson, David F. Farnsworth, David C. Harvey, Richard H. Wohl	E. Allen Nicholson, David F. Farnsworth, David C. Harvey, Richard H. Wohl, Brian T. Mauntel	E. Allen Nicholson, David F. Farnsworth, David C. Harvey, Richard H. Wohl

(2)
The dollar amounts in the row "Dividends Paid or Accrued on Unvested Awards during the Year" have been revised for the years 2020-2023 from the dollar amounts previously reported in last year's "Pay Versus Performance" Table in order to correct an administrative error. These revisions are likewise reflected in the columns and rows that specify final total Compensation Actually Paid for the relevant executive officer for the years 2020-2023.
(3)
The Company does not maintain, and has not maintained, any defined benefit or actuarial pension plans during the five-year period covered by this Table.
(4)
Based on initial investment of $100 at market close on December 31, 2019, and the cumulative Total Shareholder Return of investment in CVBF common stock (column (f)) and the KBW Nasdaq Regional Banking Index (column (g)) through the last day of the fiscal year indicated.
(5)
Our Company-Selected Measure is Return on Average Tangible Common Equity, which is a non-GAAP measure (net income, adjusted for tax-affected amortization of intangibles, as a percent of average tangible common equity (average stockholders’ equity, less average intangible assets)).

Company Selected Measure Name	Return on Average Tangible Common Equity
Named Executive Officers, Footnote

	2024	2023	2022	2021	2020

NEOs included in Average Summary Compensation and Average Compensation Actually Paid	E. Allen Nicholson, David F. Farnsworth, David C. Harvey, Richard H. Wohl	E. Allen Nicholson, David F. Farnsworth, David C. Harvey, Richard H. Wohl	E. Allen Nicholson, David F. Farnsworth, David C. Harvey, Richard H. Wohl	E. Allen Nicholson, David F. Farnsworth, David C. Harvey, Richard H. Wohl, Brian T. Mauntel	E. Allen Nicholson, David F. Farnsworth, David C. Harvey, Richard H. Wohl

Peer Group Issuers, Footnote
(4)
Based on initial investment of $100 at market close on December 31, 2019, and the cumulative Total Shareholder Return of investment in CVBF common stock (column (f)) and the KBW Nasdaq Regional Banking Index (column (g)) through the last day of the fiscal year indicated.

Adjustment To PEO Compensation, Footnote
(1)
Amounts represent compensation actually paid to each of our PEOs and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules. Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table above for the applicable fiscal year, adjusted as follows:

	2024	2023	2022	2021	2020

Summary Compensation Table Amount for PEO David A. Brager	$3,117,215	$2,838,638	$2,912,636	$2,635,810	$2,287,691

(-) Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	(1,237,496)	(1,200,005)	(959,469)	(863,835)	(934,725)

(+) Fair Value of Equity Awards Granted during the Year that Remain Unvested as of Year-End	1,395,932	1,001,989	1,099,525	927,053	1,004,250

(+) Fair Value of Equity Awards Granted during the Year that Vested during the Year	-	-	-	-	-

(+ or -) Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End	199,473	(249,059)	415,408	81,016	(22,880)

(+ or -) Change in Fair Value of Awards Granted in Prior Years that Vested during the Year	(112,931)	(205,097)	42,851	33,181	(35,915)

(-) Prior Year-End Fair Value of Awards that were Forfeited during the Year	-	-	-	-	-

(+) Dividends Paid or Accrued on Unvested Awards during the Year(2)	118,672	103,677	94,492	65,664	45,225

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table(3)	-	-	-	-	-

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans(3)	-	-	-	-	-

Compensation Actually Paid for PEO	$3,480,865	$2,290,144	$3,605,442	$2,878,889	$2,343,646

	2024	2023	2022	2021	2020

Summary Compensation Table Amount for PEO Christopher D. Myers	-	-	-	-	$925,898

(-) Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	-	-	-	-	$0.00

(+) Fair Value of Equity Awards Granted during the Year that Remain Unvested as of Year-End	-	-	-	-	-

(+) Fair Value of Equity Awards Granted during the Year that Vested during the Year	-	-	-	-	-

(+ or -) Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End	-	-	-	-	-

(+ or -) Change in Fair Value of Awards Granted in Prior Years that Vested during the Year	-	-	-	-	(598,500)

(-) Prior Year-End Fair Value of Awards that were Forfeited during the Year	-	-	-	-	-

(+) Dividends Paid or Accrued on Unvested Awards during the Year(2)	-	-	-	-	-

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table(3)	-	-	-	-	-

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans(3)	-	-	-	-	-

Compensation Actually Paid for PEO	-	-	-	-	$327,398

Non-PEO NEO Average Total Compensation Amount	$ 1,144,891	$ 1,137,097	$ 1,198,947	$ 1,049,796	$ 862,156
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,284,568	909,251	1,480,390	1,062,332	873,272
Adjustment to Non-PEO NEO Compensation Footnote

	2024	2023	2022	2021	2020

Average Summary Compensation Table Amount for NEOs	$1,144,891	$1,137,097	$1,198,947	$1,049,796	$862,156

(-) Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	(447,501)	(427,503)	(418,504)	(365,789)	(419,719)

(+) Fair Value of Equity Awards Granted during the Year that Remain Unvested as of Year-End	504,794	356,959	479,594	296,015	450,938

(+) Fair Value of Equity Awards Granted during the Year that Vested during the Year	-	-	-	-	-

(+ or -) Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End	82,928	(112,304)	161,156	28,937	(14,638)

(+ or -) Change in Fair Value of Awards Granted in Prior Years that Vested during the Year	(46,574)	(87,142)	20,273	27,867	(24,882)

(-) Prior Year-End Fair Value of Awards that were Forfeited during the Year	-

(+) Dividends Paid or Accrued on Unvested Awards during the Year(2)	46,030	42,143	38,924	25,507	19,418

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table(3)	-	-	-	-	-

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans(3)	-	-	-	-	-

Average Compensation Actually Paid for NEOs	$1,284,568	$909,251	$1,480,390	$1,062,332	$873,272

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Pay Versus Performance Tabular List

We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2024:

Most Important Performance Measures

Net Profit After Tax

Relative Return on Average Tangible Common Equity

Relative Return on Average Assets

Average Demand Deposits

Average Total Loans (Net)

Noninterest Income

Noninterest (Operating) Expenses

Total Shareholder Return Amount	$ 121.86	108.83	133.47	107.62	94.75
Peer Group Total Shareholder Return Amount	130.9	113.43	111.85	119.77	91.61
Net Income (Loss)	$ 200,716,000	$ 221,435,000	$ 235,425,000	$ 212,521,000	$ 177,159,000
Company Selected Measure Amount	14.95	18.48	18.85	15.93	14.25
Measure:: 1
Pay vs Performance Disclosure
Name	Net Profit After Tax
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Return on Average Tangible Common Equity
Non-GAAP Measure Description
(5)
Our Company-Selected Measure is Return on Average Tangible Common Equity, which is a non-GAAP measure (net income, adjusted for tax-affected amortization of intangibles, as a percent of average tangible common equity (average stockholders’ equity, less average intangible assets)).

Measure:: 3
Pay vs Performance Disclosure
Name	Relative Return on Average Assets
Measure:: 4
Pay vs Performance Disclosure
Name	Average Demand Deposits
Measure:: 5
Pay vs Performance Disclosure
Name	Average Total Loans (Net)
Measure:: 6
Pay vs Performance Disclosure
Name	Noninterest Income
Measure:: 7
Pay vs Performance Disclosure
Name	Noninterest (Operating) Expenses
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (447,501)	$ (427,503)	$ (418,504)	$ (365,789)	$ (419,719)
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	504,794	356,959	479,594	296,015	450,938
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	82,928	(112,304)	161,156	28,937	(14,638)
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(46,574)	(87,142)	20,273	27,867	(24,882)
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,030	42,143	38,924	25,507	19,418
David A. Brager [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	3,117,215	2,838,638	2,912,636	2,635,810	2,287,691
PEO Actually Paid Compensation Amount	$ 3,480,865	2,290,144	3,605,442	2,878,889	2,343,646
PEO Name	David A. Brager
David A. Brager [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,237,496)	(1,200,005)	(959,469)	(863,835)	(934,725)
David A. Brager [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,395,932	1,001,989	1,099,525	927,053	1,004,250
David A. Brager [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	199,473	(249,059)	415,408	81,016	(22,880)
David A. Brager [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(112,931)	(205,097)	42,851	33,181	(35,915)
David A. Brager [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	118,672	103,677	94,492	65,664	45,225
Christopher D. Myers [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	0	0	925,898
PEO Actually Paid Compensation Amount	$ 0	$ 0	$ 0	$ 0	327,398
PEO Name	PEO Christopher D. Myers
Christopher D. Myers [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Christopher D. Myers [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (598,500)